LONG-TERM DEBT AND CREDIT FACILITIES - Senior notes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Long-term debt
Principal amount	$ 1,947.7
Senior notes
Long-term debt
Principal amount	$ 1,747.7
Redemption price (as a percent)	100.00%
Redeem of the principal amount (as a percent)	100.00%
Prior to maturity upon certain fundamental changes	101.00%
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Premium add to the redemption price (as a percent)	45
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Premium add to the redemption price (as a percent)	50
5.125% senior notes
Long-term debt
Interest rate (as a percent)	5.125%
Principal amount	$ 500.0
Redeemable period, before maturity date	3 months
5.950% senior notes
Long-term debt
Interest rate (as a percent)	5.95%
Principal amount	$ 500.0
Redeemable period, before maturity date	3 months
4.50% senior notes
Long-term debt
Interest rate (as a percent)	4.50%
Principal amount	$ 500.0
Redeemable period, before maturity date	3 months
6.875% senior notes
Long-term debt
Interest rate (as a percent)	6.875%
Principal amount	$ 250.0
Redeemable period, before maturity date	6 months